UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Money Market Central Fund

Semi-Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification as of March 31, 2021

Days	% of fund's investments 3/31/21
1 - 7	24.5
8 - 30	9.8
31 - 60	23.5
61 - 90	30.9
91 - 180	11.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Interfund Loans	5.8%
Certificates of Deposit	10.8%
Commercial Paper	49.5%
Variable Rate Demand Notes (VRDNs)	1.9%
U.S. Treasury Debt	10.0%
Non-Negotiable Time Deposit	12.0%
Other Instruments	0.4%
Other Municipal Security	0.1%
Repurchase Agreements	10.6%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 10.8%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 10.8%
Bank of Montreal
4/27/21 to 9/13/21	0.20 to 0.25%	$26,000,000	$26,003,684
Bank of Nova Scotia
6/10/21 to 6/21/21	0.25	23,000,000	23,004,344
Bayerische Landesbank
5/4/21 to 5/25/21	0.16	5,999,997	5,999,915
Credit Agricole CIB
6/16/21 to 6/17/21	0.15	8,000,000	8,000,489
DZ BANK AG
6/30/21	0.15	4,000,000	4,000,000
Landesbank Baden-Wuerttemberg New York Branch
4/8/21 to 5/10/21	0.13 to 0.15	14,000,000	14,000,233
Mizuho Corporate Bank Ltd.
6/10/21	0.17	13,000,000	12,999,102
MUFG Bank Ltd.
4/9/21 to 4/12/21	0.24	10,000,000	10,000,540
Royal Bank of Canada
6/14/21	0.25	6,000,000	6,001,436
Sumitomo Mitsui Banking Corp.
4/7/21 to 8/2/21	0.15 to 0.25	16,000,000	16,000,279
Sumitomo Mitsui Trust Bank Ltd.
6/8/21 to 7/13/21	0.16 to 0.17	16,000,000	16,000,470
TOTAL CERTIFICATE OF DEPOSIT
(Cost $141,999,981)			142,010,492

Financial Company Commercial Paper - 41.9%
Bank of Nova Scotia
6/8/21 to 6/28/21	0.25 to 0.26	24,000,000	23,991,925
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
5/11/21 to 6/4/21	0.22(b)	14,000,000	13,996,634
BNP Paribas Fortis
6/15/21	0.15	3,000,000	2,999,335
BNP Paribas SA
4/1/21 to 7/12/21	0.05 to 0.16	38,900,000	38,892,887
BofA Securities, Inc.
5/3/21 to 6/28/21	0.15 to 0.24	33,000,000	32,997,494
BPCE SA
5/12/21 to 6/3/21	0.15 to 0.16	39,000,000	38,994,011
Caisse d'Amort de la Dette Sociale
4/20/21 to 7/29/21	0.16 to 0.28 (b)	36,000,000	35,983,941
Canadian Imperial Bank of Commerce
6/9/21	0.25	12,000,000	11,997,364
Citigroup Global Markets, Inc.
4/5/21 to 7/30/21	0.19 to 0.24	17,400,000	17,396,142
Credit Suisse AG
5/24/21 to 6/25/21	0.17 to 0.18	44,000,000	43,986,809
Federation des caisses Desjardin
4/8/21 to 6/9/21	0.15 to 0.21	3,000,000	2,999,506
ING U.S. Funding LLC
6/3/21	0.15	2,000,000	1,999,570
KfW
6/18/21 to 6/21/21	0.15	11,000,000	10,997,152
Lloyds Bank PLC
5/18/21 to 7/26/21	0.15 to 0.17	30,000,000	29,988,292
Mitsubishi UFJ Trust & Banking Corp.
4/6/21 to 7/23/21	0.18 to 0.27	24,000,000	23,993,202
Mizuho Bank Ltd. Singapore Branch
5/10/21 to 6/25/21	0.17 to 0.19	29,000,000	28,992,895
Natexis Banques Populaires New York Branch
5/26/21	0.15	9,000,000	8,998,474
National Bank of Canada
4/5/21 to 6/23/21	0.15 to 0.25	54,000,000	53,993,442
Rabobank Nederland New York Branch
4/1/21	0.05	7,900,000	7,899,984
Royal Bank of Canada
6/9/21 to 9/13/21	0.20 to 0.25	25,000,000	24,989,504
Skandinaviska Enskilda Banken AB
6/21/21 to 6/23/21	0.15	27,000,000	26,991,289
Societe Generale
5/26/21	0.16	1,450,000	1,449,759
Sumitomo Mitsui Banking Corp.
7/6/21	0.18	4,000,000	3,998,362
Sumitomo Mitsui Trust Bank Ltd.
6/2/21 to 6/25/21	0.17 to 0.19	32,300,000	32,290,139
Svenska Handelsbanken AB
4/13/21	0.21	11,000,000	10,999,682
The Toronto-Dominion Bank
6/8/21 to 9/16/21	0.20 to 0.25	8,000,000	7,996,720
UBS AG London Branch
9/1/21 to 9/16/21	0.20 to 0.21	13,000,000	12,987,488
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $552,762,622)			552,802,002

Asset Backed Commercial Paper - 7.6%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

6/28/21	0.16	10,000,000	9,996,044
6/3/21	0.15	5,100,000	5,098,631
6/8/21	0.15	10,000,000	9,997,068
6/8/21	0.15	1,000,000	999,707
7/14/21	0.17	3,000,000	2,998,583
7/26/21	0.17	1,000,000	999,467
7/7/21	0.16	1,000,000	999,562
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

6/22/21	0.16	1,000,000	999,631
6/23/21	0.16	1,000,000	999,627
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

4/23/21	0.15	3,000,000	2,999,770
5/12/21	0.15	14,000,000	13,997,778
5/5/21	0.15	5,000,000	4,999,383
6/1/21	0.15	11,000,000	10,997,139
6/1/21	0.15	1,000,000	999,740
6/17/21	0.16	2,000,000	1,999,324
6/2/21	0.15	8,876,000	8,873,655
6/3/21	0.15	2,000,000	1,999,463
6/7/21	0.15	3,000,000	2,999,133
Sheffield Receivables Corp. (Liquidity Facility Barclays Bank PLC)

5/18/21	0.15	1,000,000	999,811
5/21/21	0.15	1,000,000	999,796
6/1/21	0.15	6,000,000	5,998,439
6/14/21	0.16	1,000,000	999,677
6/16/21	0.16	1,000,000	999,666
6/21/21	0.16	1,000,000	999,642
6/3/21	0.15	1,000,000	999,732
6/7/21	0.15	5,000,000	4,998,555
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $99,949,071)			99,949,023

U.S. Treasury Debt - 10.0%
U.S. Treasury Obligations - 10.0%
U.S. Treasury Bills
4/1/21 to 8/5/21	0.07 to 0.11	128,300,000	128,298,380
U.S. Treasury Notes
10/31/21	0.32 (c)(d)	3,000,000	3,003,424
TOTAL U.S. TREASURY DEBT
(Cost $131,291,344)			131,301,804

Other Instrument - 0.4%
Master Notes - 0.4%
Toyota Motor Credit Corp.
4/7/21
(Cost $5,000,000)	0.34 (c)(d)(e)	5,000,000	5,000,000

Variable Rate Demand Note - 1.9%
Florida - 1.9%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/7/21
(Cost $25,155,000)	0.10 (c)	25,155,000	25,155,000

Non-Negotiable Time Deposit - 12.0%
Time Deposits - 12.0%
Abn Amro Bank NV(TD)
4/1/21	0.07	25,000,000	25,000,000
Bank of Montreal
4/1/21	0.05	11,000,000	11,000,000
Barclays Bank PLC
4/1/21	0.15	51,900,000	51,900,000
Credit Agricole CIB
4/1/21 to 4/7/21	0.05 to 0.13	18,000,000	18,000,000
ING Bank NV
4/1/21	0.07	16,000,000	15,999,990
Mizuho Bank Ltd.
4/1/21	0.07	3,000,000	3,000,000
Mizuho Bank Ltd. Canada Branch
4/1/21 to 4/5/21	0.07 to 0.12	16,000,000	15,999,964
Royal Bank of Canada
4/1/21	0.05	17,000,000	17,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $157,900,000)			157,899,954

Other Municipal Security - 0.1%
	Principal Amount	Value
Massachusetts - 0.1%
Massachusetts Gen. Oblig. RAN Series C, 0.2473% 6/17/21
(Cost $1,300,000)	$1,300,000	$1,300,220

Interfund Loans - 5.8%
With:
Fidelity Blue Chip Growth Fund, at .29% due 4/1/2021(f)	31,817,000	31,817,000
Fidelity Emerging Asia Fund, at .29% due 4/1/2021(f)	5,368,000	5,368,000
Fidelity Select Technology Portfolio, at .29% due 4/1/2021(f)	39,180,000	39,180,000
TOTAL INTERFUND LOANS
(Cost $76,365,000)		76,365,000
	Maturity Amount	Value

U.S. Government Agency Repurchase Agreement - 0.1%
With Barclays Bank PLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $1,030,074, 0.63%, 2/15/43)
(Cost $1,000,000)	1,000,000	1,000,000

U.S. Treasury Repurchase Agreement - 1.4%
With:
ING Financial Markets LLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $6,129,429, 0.00%, 8/12/21)	6,000,002	6,000,000
Mizuho Bank, Ltd. at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $2,045,408, 2.38%, 5/15/29)	2,000,001	2,000,000
MUFG Securities EMEA PLC at 0.01%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $11,219,232, 0.25% - 2.88%, 11/15/23 - 8/15/28)	11,000,003	11,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $19,000,000)		19,000,000

Other Repurchase Agreement - 9.1%
Other Repurchase Agreement - 9.1%
With:
BMO Capital Markets Corp. at:
0.21%, dated 3/31/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $3,150,019, 3.55%, 3/22/51)	3,000,018	3,000,000
0.28%, dated 3/31/21 due 4/1/21 (Collateralized by Equity Securities valued at $3,240,051)	3,000,023	3,000,000
0.31%, dated 3/31/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $3,150,028, 2.88%, 3/25/31)	3,000,026	3,000,000
BNP Paribas Prime Brokerage, Inc. at:
0.37%, dated 3/31/21 due 4/1/21 (Collateralized by Equity Securities valued at $12,960,143)	12,000,123	12,000,000
0.46%, dated 3/31/21 due 4/1/21 (Collateralized by Equity Securities valued at $5,400,075)	5,000,064	5,000,000
0.59%, dated 3/23/21 due 5/5/21 (Collateralized by Equity Securities valued at $7,561,119)(c)(d)(g)	7,004,933	7,000,000
BofA Securities, Inc. at:
0.73%, dated 3/26/21 due 7/6/21 (Collateralized by Equity Securities valued at $3,240,412)	3,007,604	3,000,000
0.78%, dated 1/25/21 due 7/6/21 (Collateralized by Equity Securities valued at $3,244,650)	3,011,830	3,000,000
Citigroup Global Markets, Inc. at:
0.69%, dated 1/22/21 due 5/21/21 (Collateralized by Corporate Obligations valued at $3,250,763, 1.36% - 5.98%, 8/25/34 - 5/11/63)	3,006,843	3,000,000
0.7%, dated 2/2/21 due 6/21/21 (Collateralized by Corporate Obligations valued at $2,233,136, 0.26% - 3.11%, 3/15/30 - 10/11/47)	2,005,406	2,000,000
ING Financial Markets LLC at 0.3%, dated 3/31/21 due 4/1/21 (Collateralized by Equity Securities valued at $1,080,009)	1,000,008	1,000,000
J.P. Morgan Securities, LLC at:
0.37%, dated 3/24/21 due 5/5/21 (Collateralized by Equity Securities valued at $1,080,140)(c)(d)(g)	1,000,432	1,000,000
0.42%, dated:
3/9/21 due 5/5/21 (Collateralized by Equity Securities valued at $11,883,642)(c)(d)(g)	11,007,315	11,000,000
3/24/21 due 5/5/21 (Collateralized by Equity Securities valued at $7,561,094)(c)(d)(g)	7,003,430	7,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.32%, dated 3/31/21 due 4/1/21 (Collateralized by Equity Securities valued at $4,320,046)	4,000,036	4,000,000
0.34%, dated:
3/25/21 due 4/1/21 (Collateralized by Equity Securities valued at $1,080,081)	1,000,066	1,000,000
3/31/21 due 4/7/21 (Collateralized by Equity Securities valued at $1,080,018)	1,000,066	1,000,000
Mizuho Securities U.S.A., Inc. at:
0.46%, dated 3/31/21 due 4/1/21 (Collateralized by Equity Securities valued at $3,240,049)	3,000,038	3,000,000
0.65%, dated 2/12/21 due 5/24/21 (Collateralized by Corporate Obligations valued at $1,050,911, 3.75%, 2/5/70)	1,001,824	1,000,000
Morgan Stanley & Co., Inc. at 0.42%, dated 2/18/21 due 5/3/21 (Collateralized by Equity Securities valued at $6,393,604)	6,005,180	6,000,000
RBS Securities, Inc. at 0.32%, dated 3/31/21 due 4/1/21 (Collateralized by U.S. Treasury Obligations valued at $3,090,038, 3.13%, 5/15/48)	3,000,027	3,000,000
Societe Generale at:
0.28%, dated 3/31/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $7,560,124, 2.25% - 13.00%, 6/1/21 - 9/30/39)	7,000,054	7,000,000
0.31%, dated 3/30/21 due 4/6/21 (Collateralized by Corporate Obligations valued at $4,320,051, 3.50% - 12.25%, 6/1/21 - 9/2/50)	4,000,241	4,000,000
0.39%, dated 3/31/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $3,240,036, 0.30% - 7.88%, 9/15/21 - 6/13/50)	3,000,033	3,000,000
0.41%, dated 3/30/21 due 4/6/21 (Collateralized by Corporate Obligations valued at $1,080,025, 0.31% - 10.50%, 9/15/21 - 12/16/72)	1,000,080	1,000,000
Wells Fargo Securities, LLC at:
0.47%, dated 3/31/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $1,080,976, 0.00% - 2.50%, 8/15/25 - 10/1/25)	1,000,013	1,000,000
0.5%, dated 3/25/21 due 4/1/21 (Collateralized by Corporate Obligations valued at $3,240,316, 0.00%, 12/15/25)	3,000,292	3,000,000
0.75%, dated 3/19/21 due 6/15/21 (Collateralized by Corporate Obligations valued at $4,321,170, 0.13%, 9/15/25)	4,007,333	4,000,000
0.78%, dated 3/9/21 due 6/7/21 (Collateralized by Corporate Obligations valued at $7,564,131, 2.13%, 1/15/23)	7,013,650	7,000,000
0.8%, dated:
2/8/21 due 5/7/21 (Collateralized by Corporate Obligations valued at $4,326,964, 1.00%, 12/1/24)	4,007,822	4,000,000
2/10/21 due 5/11/21 (Collateralized by Corporate Obligations valued at $3,244,345, 0.00%, 12/1/25)	3,006,000	3,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $120,000,000)		120,000,000
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,331,723,018)		1,331,783,495
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(14,091,609)
NET ASSETS - 100%		$1,317,691,886

Security Type Abbreviations

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,980,575 or 3.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.4% of net assets.

 (f) Loan is with an affiliated fund.

 (g) The maturity amount is based on the rate at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Toyota Motor Credit Corp. 0.34%, 4/7/21	11/30/20	$5,000,000

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Certificate of Deposit	$142,010,492	$--	$142,010,492	$--
Financial Company Commercial Paper	552,802,002	--	552,802,002	--
Asset Backed Commercial Paper	99,949,023	--	99,949,023	--
U.S. Treasury Debt	131,301,804	--	131,301,804	--
Other Instrument	5,000,000	--	5,000,000	--
Variable Rate Demand Note	25,155,000	--	25,155,000	--
Non-Negotiable Time Deposit	157,899,954	--	157,899,954	--
Other Municipal Security	1,300,220	--	1,300,220	--
U.S. Government Agency Repurchase Agreement	1,000,000	--	1,000,000	--
U.S. Treasury Repurchase Agreement	19,000,000	--	19,000,000	--
Other Repurchase Agreement	120,000,000	--	120,000,000	--
Interfund Loans	76,365,000	--	76,365,000	--
Total Investments in Securities:	$1,331,783,495	$--	$1,331,783,495	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $140,000,000) — See accompanying schedule: Unaffiliated issuers (cost $1,255,358,018)	$1,255,418,495
Affiliated issuers (cost $76,365,000)	76,365,000
Total Investment in Securities (cost $1,331,723,018)		$1,331,783,495
Cash		192
Receivable for fund shares sold		107,307
Interest receivable		122,708
Other affiliated receivables		1,250
Total assets		1,332,014,952
Liabilities
Payable for investments purchased	$14,000,000
Payable for fund shares redeemed	308,069
Other payables and accrued expenses	14,997
Total liabilities		14,323,066
Net Assets		$1,317,691,886
Net Assets consist of:
Paid in capital		$1,317,579,778
Total accumulated earnings (loss)		112,108
Net Assets		$1,317,691,886
Net Asset Value, offering price and redemption price per share ($1,317,691,886 ÷ 1,317,690,090 shares)		$1.0000

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Interest (including $49,937 from affiliated interfund lending)		$1,388,017
Expenses
Custodian fees and expenses	$32,030
Independent trustees' fees and expenses	2,112
Total expenses before reductions	34,142
Expense reductions	(24)
Total expenses after reductions		34,118
Net investment income (loss)		1,353,899
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	703
Total net realized gain (loss)		703
Change in net unrealized appreciation (depreciation) on investment securities		(9,404)
Net increase in net assets resulting from operations		$1,345,198

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,353,899	$19,672,461
Net realized gain (loss)	703	6,465
Change in net unrealized appreciation (depreciation)	(9,404)	22,273
Net increase in net assets resulting from operations	1,345,198	19,701,199
Distributions to shareholders	(1,353,891)	(19,672,348)
Affiliated share transactions
Proceeds from sales of shares	135,032,023	178,737,024
Reinvestment of distributions	1,353,891	19,660,931
Cost of shares redeemed	(127,394,351)	(710,549,596)
Net increase (decrease) in net assets and shares resulting from share transactions	8,991,563	(512,151,641)
Total increase (decrease) in net assets	8,982,870	(512,122,790)
Net Assets
Beginning of period	1,308,709,016	1,820,831,806
End of period	$1,317,691,886	$1,308,709,016
Other Information
Shares
Sold	135,032,023	178,712,942
Issued in reinvestment of distributions	1,353,891	19,657,645
Redeemed	(127,394,351)	(710,440,004)
Net increase (decrease)	8,991,563	(512,069,417)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Money Market Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0010	.0116	.0253	.0190	.0117	.0062
Net realized and unrealized gain (loss)	–B	–B	–B	(.0001)	(.0001)	.0003
Total from investment operations	.0010	.0116	.0253	.0189	.0116	.0065
Distributions from net investment income	(.0010)	(.0116)	(.0253)	(.0190)	(.0117)	(.0062)
Distributions from net realized gain	–	–	–	–	–	(.0001)
Total distributions	(.0010)	(.0116)	(.0253)	(.0190)	(.0117)	(.0063)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0001	$1.0002
Total ReturnC,D	.10%	1.16%	2.56%	1.91%	1.16%	.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.01%G	.01%	.01%	- %H	- %H	- %H
Expenses net of all reductions	.01%G	.01%	.01%	- %H	- %H	- %H
Net investment income (loss)	.20%G	1.22%	2.53%	1.89%	1.18%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,317,692	$1,308,709	$1,820,832	$1,692,048	$2,179,954	$1,820,790

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities, U.S. government and government agency obligations, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of March 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$64,138
Gross unrealized depreciation	(3,661)
Net unrealized appreciation (depreciation)	$60,477
Tax cost	$1,331,723,018

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Fidelity Money Market Central Fund	Lender	17,752,208.32%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $24.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Money Market Central Fund	.0051%
Actual		$1,000.00	$1,001.00	$.03
Hypothetical-C		$1,000.00	$1,024.91	$.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

CFM-SANN-0521
1.756671.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2021